Accrued Expenses	12 Months Ended
Dec. 31, 2020
Accrued Expenses
Accrued Expenses

Note 12 — Accrued Expenses

Accrued expenses consist of the following as of December 31, 2020 and 2019:

	2020	2019
License and title fees	$785	$399
Payroll and bonuses	837	388
Deferred rent	199	300
Other accrued expenses	1,742	489
Total Accrued Expenses	$3,563	$1,576

The Company had accrued transaction expenses of $6,052 as of December 31, 2020, including legal, accounting, underwriting fees and other costs that are directly related to the Acamar Partners Acquisition Corp. Merger. See Note 23 – Subsequent Events for additional information on the merger.